Commitments	12 Months Ended
Dec. 02, 2012
Commitments
Commitments

Note 9: Commitments

  Leases

        The Company leases certain operating facilities, offices and equipment. The following is a schedule of future minimum annual operating lease commitments at December 2, 2012 (in thousands):

Fiscal Year
2013	$16,324
2014	14,130
2015	12,367
2016	11,101
2017	11,109
Thereafter	23,471

$88,502

        Rental expense charged to operations is as follows:

	Year Ended Dec. 2, 2012	Year Ended Nov. 27, 2011	Year Ended Nov. 28, 2010
	(in thousands)
Minimum rentals	$17,637	$17,158	$17,184
Contingent rentals (based upon delivery equipment mileage)	2,489	1,952	2,006

	$20,126	$19,110	$19,190

        The Company has the option to renew certain plant operating leases, with the longest renewal period extending through 2043. Most of the operating leases provide for increased rent through increases in general price levels. The Company recognizes rent expense in these situations on a straight-line basis over the lease term. Additionally, some of the leases provide for contingent rental payments based on the use of the leased assets or adjustments to future payments based on specified indices. Contingent payments directly related to the use of the assets and future adjustments of payments based on indices are expensed in the period in which the use of the asset occurs and are not included in the schedule of future minimum annual operating lease commitments.

  Severance Obligations

        The Company has employment agreements with certain of its executive officers and key employees which, among other things, provide severance benefits to those employees. During fiscal 2012, 2011 and 2010, certain executive officers of the Company resigned. In accordance with their employment agreements and Company policy, certain benefits are to be paid to these executive officers in connection with their resignation. Additionally, during these years, the Company terminated other employees who were also entitled to severance benefits. In connection with the resignation of executive officers and the termination of the other employees, the Company recorded charges related to severance obligations due to these individuals. Severance costs of $0.8 million, $0.5 million and $2.4 million for fiscal 2012, 2011 and 2010, respectively, were recorded as a component of operating income within the accompanying Consolidated Statements of Operations. Severance benefits of $0.3 million and $0.1 million have been accrued as of December 2, 2012 and November 27, 2011, respectively as a component of accrued compensation within the accompanying Consolidated Balance Sheet.